NEWMONT LOAN - Long term debt (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)
Borrowings
Advances received on the Newmont loan (note 12)				$ 5,083
Foreign exchange		$ (1,595)		(159)
End		9,440
Newmont Loan
Borrowings
BGN		9,647		4,475
Advances received on the Newmont loan (note 12)				3,787
Accretion during the year		1,295		1,110
Modification gains arising from changes in estimates		(1,032)
Foreign exchange		(470)		275
End	$ 219,446,000	$ 9,440		$ 9,647
Undiscounted cash flow | Newmont Loan
Borrowings
BGN	219,466,000		$ 121,865,000
Advances received on the Newmont loan (note 12)			97,601,000
End	219,466,000		219,466,000
Discounted cash flow | Newmont Loan
Borrowings
BGN	182,700,000		87,917,000
Advances received on the Newmont loan (note 12)			72,897,000
Accretion during the year	27,713,000		21,886,000
Modification gains arising from changes in estimates	(22,093,000)
End	$ 188,320,000		$ 182,700,000